Stock Option	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Stock Option [Abstract]
STOCK OPTION

11. STOCK OPTION

Effective from March 30, 2023, the Stock Incentive Plan (the “2023 Plan”) was approved by the Company’s Board of Directors. Under the 2023 Plan, the Board of Directors may grant options or purchase rights to purchase common stock to officers, employees, and other persons who provide services to the Company or any related company. The participants to whom awards are granted, the type of awards granted, the number of shares covered for each award, and the purchase or exercise price, conditions and other terms of each award are determined by the Board of Directors, except that the term of the options shall not exceed 10 years. A total of 15 million shares of our common stock are subject to the 2023 Plan and maybe either a qualified or non-qualified stock option. The shares issued for the 2023 Plan may be either treasury or authorized and unissued shares. As of the date of this report, the Company has granted no stock options to purchase any shares of the common stock under the 2023 Plan.

12. STOCK OPTION

Effective from March 30, 2023, the Stock Incentive Plan (the “2023 Plan”) was approved by the Company’s Board of Directors. Under the 2023 Plan, the Board of Directors may grant options or purchase rights to purchase common stock to officers, employees, and other persons who provide services to the Company or any related company. The participants to whom awards are granted, the type of awards granted, the number of shares covered for each award, and the purchase or exercise price, conditions and other terms of each award are determined by the Board of Directors, except that the term of the options shall not exceed 10 years. A total of 15 million shares of our common stock are subject to the 2023 Plan and maybe either a qualified or non-qualified stock option. The shares issued for the 2023 Plan may be either treasury or authorized and unissued shares. As of the date of this prospectus, the Company has granted no stock options to purchase any shares of the common stock under the 2023 Plan.